Subsequent event (Detail) - Subsequent Events [member] $ / shares in Units, $ in Thousands	Jan. 19, 2021 USD ($) $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares	16,727,900
Gross sale consideration	$ 46,002
Share issue related cost	3,334
Proceeds from issue of common shares	$ 42,668
Exercise price of warrants | $ / shares	$ 3.18